UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

OELSCHLAGER
INVESTMENTS

TOWPATH FOCUS FUND
Ticker: TOWFX
Institutional Share Class

oelschlagerinvestments.com

SEMI-ANNUAL REPORT

MAY 31, 2020 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund at the 877-593-8637. If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

TOWPATH FOCUS FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of May 31, 2020, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Money Market Fund
5.03%
Communication
Services
9.10%
Technology
13.64%
Consumer Cyclical
16.01%
Industrials
6.23%
Energy
5.88%
Healthcare
26.02%
Financial Services
18.09%

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 94.74%

Air Transportation, Scheduled - 1.80%
6,170	Southwest Airlines Co.	$ 198,057

Biological Products (No Diagnostic Substances) - 5.44%
1,520	Amgen, Inc.	349,144
3,200	Gilead Sciences, Inc.	249,056
		598,200
Computer & Office Equipment - 2.06%
14,920	HP, Inc.	225,889

Computer Communications Equipment - 2.08%
4,770	Cisco Systems, Inc.	228,101

Crude Petroleum & Natural Gas - 1.63%
5,600	Royal Dutch Shell PLC Class B	178,920

Fire, Marine & Casualty Insurance - 2.50%
2,805	Allstate Corp.	274,357

Life Insurance - 1.31%
1,590	Reinsurance Group of America, Inc.	144,293

Miscellaneous Transportation Equipment - 1.07%
3,400	BRP, Inc. (Canada)	117,742

Motor Vehicle Parts & Accessories - 4.92%
10,420	Gentex Corp.	275,505
6,270	Magna International, Inc. Class A	264,469
		539,974
National Commercial Banks - 3.84%
5,470	Bank of America Corp.	131,936
3,260	Capital One Financial Corp.	221,810
6,050	Regions Financial Corp.	68,425
		422,171
Office Furniture - 1.90%
9,050	Herman Miller, Inc.	208,331

Petroleum Refining - 4.23%
6,980	Valero Energy Corp.	465,147

Pharmaceutical Preparations - 14.05%
4,940	Bristol Myers Squibb Co.	295,017

50,010	Endo International PLC *	193,039

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Pharmaceutical Preparations – (Continued)
7,980	Glaxosmithkline PLC ADR	$ 334,522
9,620	Prestige Consumer Healthcare, Inc. *	405,964
7,280	Roche Holding AG ADR	315,588
		1,544,130
Retail-Catalog & Mail-Order Houses - 2.40%
108	Amazon Com, Inc. *	263,776

Retail-Furniture Stores - 0.66%
4,200	Haverty Furniture Companies, Inc.	72,660

Security Brokers, Dealers & Flotation Companies - 2.92%
8,940	Schwab Charles Corp.	321,035

Semiconductors & Related Devices - 3.98%
6,950	Intel Corp.	437,363

Services-Business Services, Nec - 4.08%
9,840	Ebay, Inc.	448,114

Services-Computer Processing & Data Preparation - 2.20%
10,920	Perspecta, Inc.	242,096

Services-Computer Programming Services - 3.30%
5,820	Amdocs Ltd.	362,353

Services-Computer Programming, Data Processing, Etc. - 9.08%
343	Alphabet, Inc. Class A *	491,697
136	Alphabet, Inc. Class C *	194,333
1,385	Facebook, Inc. Class A *	311,750
		997,780
Services-Help Supply Services - 2.52%
5,465	Barrett Business Services, Inc.	277,076

State Commercial Banks - 7.47%
8,133	Atlantic Union Bankshares Corp.	188,279
11,730	Bank of New York Mellon Corp.	436,004
9,100	Pacific Premier Bancorp, Inc.	196,742
		821,025
Transportation Services - 2.84%
190	Booking Holdings, Inc. *	311,490

Wholesale-Drugs Proprietaries & Druggists' Sundries - 6.46%
3,540	Amerisourcebergen Corp.	337,504
2,350	McKesson Corp.	372,874

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

710,378

The accompanying notes are an integral part of these financial statements.

Shares		Value

TOTAL COMMON STOCKS (Cost - $10,174,632) - 94.74%		$10,410,458

MONEY MARKET FUND - 5.02%
551,932	First American Government Obligations Fund Class X, 0.13% **	551,932
TOTAL MONEY MARKET FUND (Cost - $551,932) - 5.02%		551,932

	Total Investments (Cost - $10,726,564) - 99.76%	10,962,390

	Other Assets Less Liabilities - 0.24%	26,650

	Net Assets - 100.00%	$10,989,040

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2020.

ADR - American Depositary Receipt

PLC- Public Limited Company

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2020 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $10,726,564)	$ 10,962,390
Cash	1,000
Receivables:
Dividends and Interest	29,863
Due from Adviser	797
Prepaid Expenses	5,705
Total Assets	10,999,755
Liabilities:
Payables:
Due to Administrator	1,590
Trustee Fees	393
Other Accrued Expenses	8,732
Total Liabilities	10,715
Net Assets	$ 10,989,040

Net Assets Consist of:
Paid In Capital	$ 10,816,156
Distributable Earnings	172,884
Net Assets	$ 10,989,040

Net Asset Value Per Share

Institutional Class
Net Assets	$ 10,989,040
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,148,053
Net asset value and offering price per share	$ 9.57

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

STATEMENT OF OPERATIONS

For the period December 31, 2019 (commencement of investment operations) through May 31, 2020 (UNAUDITED)

Investment Income:
Dividends (a)	$ 76,577
Interest	3,314
Total Investment Income	79,891

Expenses:
Advisory Fees	21,877
Administrative Fees	2,591
Transfer Agent Fees	8,671
Audit Fees	4,996
Legal Fees	7,563
Custody Fees	3,444
Printing & Mailing Fees	118
Chief Compliance Officer Fees	2,499
Trustee Fees	1,593
Offering Fees	3,336
Other Fees	1,291
Total Expenses	57,979
Fees Waived and/or Expenses Reimbursed by the Adviser	(23,510)
Net Expenses	34,469

Net Investment Income	45,422

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(108,363)
Net Change in Unrealized Appreciation on Investments	235,826
Net Realized and Unrealized Gain on Investments	127,463

Net Increase in Net Assets Resulting from Operations	$ 172,885

(a) Net of foreign withholding taxes of $3,389.

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
5/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 45,422
Net Realized Loss on Investments	(108,363)
Net Change in Unrealized Appreciation on Investments	235,826
Net Increase in Net Assets Resulting from Operations	172,885

Distributions to Shareholders:
Distributions:	-
Total Distributions Paid to Shareholders	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	10,817,155
Proceeds from Reinvestment of Distributions:
Institutional Class	-
Cost of Shares Redeemed:
Institutional Class	(1,000)
Net Increase in Net Assets from Capital Share Transactions	10,816,155

Net Increase in Net Assets	10,989,040

Net Assets:
Beginning of Period	-

End of Period	$ 10,989,040

Share Activity
Institutional Class
Shares Sold	1,148,169
Shares Reinvested	-
Shares Redeemed	(116)
Net Increase in Shares of Beneficial Interest Outstanding	1,148,053

 * For the period December 31, 2019 (commencement of investment operations) through May 31, 2020.

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Period Ended*
	5/31/2020

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.05
Net Loss on Investments (Realized and Unrealized)	(0.48)
Total from Investment Operations	(0.43)

Distributions:
Net Investment Income	-
Net Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 9.57

Total Return ***	(4.30)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,989
Before Waiver
Ratio of Expenses to Average Net Assets	1.85%	(b)
Ratio of Net Investment Income to Average Net Assets	0.70%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.10%	(b)
Ratio of Net Investment Income to Average Net Assets	1.45%	(b)
Portfolio Turnover	11.85%	(a)

(a) Not annualized.

(b) Annualized.

* For the period December 31, 2019 (commencement of investment operations) through May 31, 2020.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2020 (UNAUDITED)

1.  ORGANIZATION

The Towpath Focus Fund (the "Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2019.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently seven separate series offered by the Trust. The investment adviser to the Fund is Oelschlager Investments, LLC (the "Adviser").

The Fund’s investment objective is to provide long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements.  The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update ("ASU") 2013-08.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of May 31, 2020, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2020 (Total)
Assets
Common Stocks	$ 10,410,458	$ -	$ -	$ 10,410,458
Money Market Funds	551,932	-	-	551,932
Total	$ 10,962,390	$ -	$ -	$ 10,962,390

During the period December 31, 2019 (commencement of investment operations) through May 31, 2020, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020) or expected to be taken in the Fund’s 2020 tax return. The Fund identifies its major tax jurisdiction as U.S. federal and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period December 31, 2019 (commencement of investment operations) through May 31, 2020, the Fund did not incur any interest or penalties.

SHARE VALUATION: The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Oelschlager Investments, LLC, serves as the Fund’s investment adviser.  Pursuant to a management agreement, the Fund pays Oelschlager an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets. During the period December 31, 2019 (commencement of investment operations) through May 31, 2020, the Adviser earned $21,877 in management fees from the Fund. During the period December 31, 2019 (commencement of investment operations) through May 31, 2020, the Adviser waived management fees of $21,877 and reimbursed expenses of $1,633.  At May 31, 2020, the Adviser owed the Fund $797.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2020, to ensure that the total annual operating expenses of the Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Fund may only make a repayment to the Adviser if such repayment does not cause the Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,540 depending on the average net assets of the Fund.  For the period December 31, 2019 (commencement of investment operations) through May 31, 2020, MSS earned $8,671 from the Fund for transfer agent and accounting services. As of May 31, 2020, the Fund owes MSS $1,721 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the period December 31, 2019 (commencement of investment operations) through May 31, 2020, Empirical earned $5,090 for these services. As of May 31, 2020, Empirical was owed $1,590.

UNDERWRITER: Foreside Financial Services, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares.

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series without par value. As of May 31, 2020, paid in capital amounted to $10,816,156 for the Fund.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and U.S. Treasuries, for the period December 31, 2019 (commencement of investment operations) through May 31, 2020, were as follows:

Purchases	$ 11,055,229
Sales	$ 772,234

6.  FEDERAL INCOME TAX

For federal Income Tax purposes, the cost of investments owned as of May 31, 2020 is $10,726,564.  As of May 31, 2020, the gross unrealized appreciation on a tax basis totaled $1,149,032 and the gross unrealized depreciation totaled $913,206 for a net unrealized appreciation of $235,826.

There were no distributions made for the period December 31, 2019 (commencement of investment operations) through May 31, 2020.

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2020, Mark Oelschlager held approximately 56% of the voting securities of the Fund and may be deemed to control the Fund.

8.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.  RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could

TOWPATH FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

10.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

11.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

TOWPATH FOCUS FUND

EXPENSE ILLUSTRATION

MAY 31, 2020 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 31, 2019 (commencement of investment operations) through May 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 31, 2019	May 31, 2020	December 31, 2019 to May 31, 2020

Actual	$1,000.00	$957.00	$4.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.35	$4.65

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by153/365 (to reflect the actual period of December 31, 2019 through May 31, 2020).

TOWPATH FOCUS FUND

ADDITIONAL INFORMATION

MAY 31, 2020 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.   The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 1-800-231-2901.

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT

At its meeting held on December 18, 2019, the Board of Trustees (the “Board”) of MSS Series Trust (the “Trust”), including a majority of the Trustees  who are not “interested persons” as that term is defined in the Investment Company Act of 1940 discussed the approval of a management agreement (the “Management Agreement”) between the Trust and Oelschlager Investments, LLC (“Oelschlager”) with respect to Towpath Focus Fund (“the Fund”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with its deliberations regarding the approval of the Management Agreement, the Board reviewed the materials prepared by Oelschlager.

Nature, Extent and Quality of Service. The Trustees commented that Oelschlager Investments was recently formed to provide advisory services to investment companies. They reviewed the background of key personnel responsible for servicing the Fund, noting that Oelschlager Investments utilized PINE Advisor Solutions, LLC for compliance and operational support. The Trustees considered Oelschlager Investments’ practice for monitoring compliance, acknowledging that the firm utilized order management software, which incorporated pre-trade and post-trade compliance reporting. Further, they indicated that Oelschlager’s compliance software automatically flagged and prohibited any trades that would result in a violation of a Fund’s investment policies or restrictions. They noted that Oelschlager utilized a multi-factor process for broker-dealer

TOWPATH FOCUS FUND

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2020 (UNAUDITED)

selection that ensured the total cost or proceeds in each transaction is most favorable to the Funds.

Performance. The Trustees reviewed the Funds’ investment strategies and objectives. They further noted that Oelschlager was recently formed and lacked a prior performance record to submit for consideration. However, they acknowledged that Mr. Oelschlager had successfully managed similar investment strategies. After further discussion, the Trustees concluded that Oelschlager had the potential to provide shareholders with reasonable returns.

Fees and Expenses.

The Trustees noted that Oelschlager proposed an advisory fee of 0.70%, which was lower than the Fund’s Morningstar category average and peer group average. Further, they noted that the Fund had a projected net expense ratio of 1.10% which was slightly higher than the Fund’s Morningstar category average of 1.07% and peer group average of 1.09%. The Trustees discussed the Fund’s higher net expense ratio, noting that it was within the ranges of both the Fund’s Morningstar category and peer group. They acknowledged that many of the funds in the Fund’s peer group were larger funds that may have benefited from economies of scale. They noted that Oelschlager Investments agreed to enter into an expense limitation agreement, under which it agreed to contractually limit expenses to 1.10% subject to certain exclusions. The Trustees agreed that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Oelschlager Investments with respect to the Fund and considered whether projected profits, if any, were reasonable. They noted that the adviser projected to incur a loss in connection with the Fund over the first two years of operations. The Trustees concluded excessive profitability was not a relevant concern at this time.

Economies of Scale. The Trustees considered whether Oelschlager Investments will experience economies of scale with respect to the management of the Fund. They noted that the adviser indicated that it was open to discussing the implementation of economies of scale as the Fund’s assets increased. The Trustees concluded that the absence of breakpoints at this time was reasonable.

Conclusion. Having requested and received such information from Oelschlager Investments as the Trustees believed reasonably necessary to evaluate the terms of Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable with respect to the Fund and that approval of the Management Agreement was in the best interests of the future shareholders of the Fund.

INVESTMENT ADVISER

Oelschlager Investments, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

US Bancorp Fund Services, LLC

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

DISTRIBUTOR

Foreside Financial Services, LLC

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: August 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: August 4, 2020

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Chief Financial Officer

Date: August 4, 2020